CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents [note 2]	$ 186,757	$ 1,715,300
Available-for-sale securities [note 4]	0	974,639
Accounts receivable [note 5]	0	73,489
Receivable from a related party [note 11]	0	172,240
Note receivable [note 6]	693,296	0
Prepaid expenses and deposits	4,882	66,149
Total current assets	884,935	3,001,817
Equipment [note 7]	0	14,853
Long term investments [note 8]	0	147,806
Total assets	884,935	3,164,476
Current liabilities
Accounts payable and accrued liabilities	86,762	300,022
Due to related parties, non-interest bearing [note 11]	2,628	24,444
Deferred revenue	0	75,677
Bank loans [note 9]	0	1,279,002
Total current liabilities	89,390	1,679,145
Stockholders’ equity [note 10]
Common stock Authorized 100,000,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,182,073	4,257,028
Accumulated other comprehensive income	0	(19,521)
Deficit	(3,397,478)	(2,801,484)
Equity attributable to shareholders of the Company	795,545	1,446,973
Non-controlling interests	0	38,358
Total stockholders' equity	795,545	1,485,331
Total liabilities and stockholders' equity	$ 884,935	$ 3,164,476